FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Financial Assets Measured at Fair Value on Recurring Basis

The Company’s financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2017
	Fair value measurements using input type
	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$58,344	$—	$58,344
Marketable securities:
Government and corporate debentures - fixed interest rate	—	2,995,934	2,995,934
Government-sponsored enterprises debentures	—	532,609	532,609
Government and corporate debentures - floating interest rate	—	74,038	74,038
Foreign currency derivative contracts	—	160	160

Total financial assets	$58,344	$3,602,741	$3,661,085

	December 31, 2016
	Fair value measurements using input type
	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$38,072	$—	$38,072
Marketable securities:
Government and corporate debentures - fixed interest rate	—	2,676,687	2,676,687
Government-sponsored enterprises debentures	—	666,909	666,909
Government and corporate debentures - floating interest rate	—	30,941	30,941
Foreign currency derivative contracts	—	43	43

Total financial assets	$38,072	$3,374,580	$3,412,652